Average Annual Total Returns - Class K Shares - BlackRock Floating Rate Income Portfolio	Dec. 29, 2020
S&P/LSTA Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.64%
5 Years	4.45%
10 Years	5.01%
Class K Shares
Average Annual Return:
1 Year	8.90%
5 Years	4.10%
10 Years	4.59%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.71%
5 Years	2.20%
10 Years	2.78%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.23%
5 Years	2.28%
10 Years	2.76%